Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
Changes during 2017, 2016 and 2015 for the RSU awards under the framework equity incentive plan were as follows:

	2017		2016		2015
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	7,969,623	€8.69	5,196,550	€13.49	—	€—
Anti-dilution adjustment	46,189	8.64	2,826,922	8.74	—	—
Granted	2,293,940	10.43	94,222	5.73	6,816,550	13.90
Vested	(2,671,939)	8.64	—	—	(1,620,000)	15.21
Canceled	—	—	(148,071)	9.25	—	—
Forfeited	(37,500)	10.39	—	—	—	—
Outstanding shares unvested at December 31	7,600,313	€9.17	7,969,623	€8.69	5,196,550	€13.49
Changes during 2017, 2016 and 2015 for the PSU TSR awards under the framework equity incentive plan were as follows:

	2017		2016		2015
	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	11,379,446	€10.64	7,356,550	€16.52	—	€—
Anti-dilution adjustment	65,750	10.58	4,001,962	10.70	—	—
Granted	1,136,250	10.84	168,593	6.71	7,356,550	16.52
Vested	(3,758,869)	10.63	—	—	—	—
Canceled	—	—	(147,659)	10.84	—	—
Forfeited	(18,750)	10.84	—	—	—	—
Outstanding shares unvested at December 31	8,803,827	€10.58	11,379,446	€10.64	7,356,550	€16.52
Changes during 2017, 2016 and 2015 for the PSU NI awards under the framework equity incentive plan were as follows:

	2017		2016		2015
	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	11,379,445	€5.65	7,356,550	€8.78	—	€—
Anti-dilution adjustment	65,751	5.62	4,001,962	5.68	—	—
Granted	1,136,250	7.91	168,593	3.61	7,356,550	8.78
Vested	(3,758,870)	5.65	—	—	—	—
Canceled	—	—	(147,660)	5.83	—	—
Forfeited	(18,750)	7.91	—	—	—	—
Outstanding shares unvested at December 31	8,803,826	€5.89	11,379,445	€5.65	7,356,550	€8.78

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The key assumptions utilized to calculate the grant-date fair values for the PSU NI awards are summarized below:

Key assumptions	2017 PSU NI Awards Range	2015 PSU NI Awards Range
Grant date stock price	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	40%	40%
Risk-free rate	(0.8)%	0.7%
The key assumptions utilized to calculate the grant date fair values for the PSU TSR awards issued are summarized below:

Key assumptions	2017 PSU TSR Awards Range	2015 PSU TSR Awards Range
Grant date stock price	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	44%	37% - 39%
Dividend yield	—%	—%
Risk-free rate	0.8%	0.7% - 0.8%

Disclosure of anti-dilutive securities
The following table reflects the changes resulting from the anti-dilution adjustments:

	2017 Anti-dilution adjustment	2016 Anti-dilution adjustment
PSU Awards:
Number of awards - as adjusted	22,890,392	22,717,024
Key assumptions - as adjusted: Grant date stock price - for PSU NI and PSU TSR	€8.66 - €9.79	€8.71 - €9.85
RSU Awards:
Number of awards - as adjusted	8,015,812	8,023,472